CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Schedule of Financial Assets Measured and Recognized at Fair Value on a Recurring Basis and Classified under the Appropriate Level of the Fair Value Hierarchy (Details) - USD ($)
$ in Thousands
	Dec. 31, 2016	Dec. 31, 2015
Fair value, assets and liabilities on a recurring and non-recurring basis
Long-term investments	$ 7,753	$ 19,521
Recurring
Fair value, assets and liabilities on a recurring and non-recurring basis
Short-term investments	479
Long-term investments	1,700	5,700
Level 3 | Recurring
Fair value, assets and liabilities on a recurring and non-recurring basis
Short-term investments	479
Long-term investments	$ 1,700	$ 5,700